Fixed Assets - Carrying amounts of lease liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fixed Assets
Current	€ 5,071	€ 5,005
Non-current	€ 33,964	€ 36,819